Marketing and Sales (Tables)	12 Months Ended
Feb. 28, 2021
Marketing And Sales [Abstract]
Disclosure of detailed information about marketing and sales explanatory

	Note	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
		US$	US$	US$
Marketing and promotional expenditures		141,490	21,241	42,453
Consultancy services relating to business development		3,047,270	—	—
Amortisation of contract costs	6	1,153,831	—	—
		4,342,591	21,241	42,453